Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of share of ownership and equity participation in TransAlta Renewables
The Company’s subsidiaries and operations that have non-controlling interests are as follows:

Subsidiary/Operation	Non-controlling interest as at Dec. 31, 2022
TransAlta Cogeneration LP	49.99% — Canadian Power Holdings Inc.
TransAlta Renewables	39.9% — Public shareholders
Kent Hills Wind LP(1)	17% — Natural Forces Technologies Inc.
(1)    Owned by TransAlta Renewables.

Disclosure of interests in subsidiaries
The net earnings, distributions and equity attributable to non-controlling interests include the 17 per cent non-controlling interest in Kent Hills Wind LP.

Year ended Dec. 31	2022	2021	2020
Revenues	560	470	436
Net earnings	74	139	97
Total comprehensive income (loss)	(67)	66	223
Amounts attributable to the non-controlling interests:
Net earnings	20	50	40
Total comprehensive income (loss)	(36)	21	90
Distributions paid to non-controlling interests	100	100	80

As at Dec. 31	2022	2021
Current assets	240	430
Long-term assets	2,989	3,319
Current liabilities	(306)	(593)
Long-term liabilities	(1,118)	(1,033)
Total equity	(1,805)	(2,123)
Equity attributable to non-controlling interests	(732)	(869)
Non-controlling interests’ share (per cent)	39.9	39.9
B. TA Cogen

Year ended Dec. 31	2022	2021	2020
Revenues	347	265	146
Net earnings (loss)	143	103	(13)
Total comprehensive income (loss)	143	103	(13)
Amounts attributable to the non-controlling interest:
Net earnings (loss)	91	62	(6)
Total comprehensive income (loss)	91	62	(6)
Distributions paid to Canadian Power Holdings Inc.	87	56	17

As at Dec. 31	2022	2021
Current assets	127	66
Long-term assets	253	312
Current liabilities	(62)	(52)
Long-term liabilities	(27)	(36)
Total equity	(291)	(290)
Equity attributable to Canadian Power Holdings Inc.	(147)	(142)
Non-controlling interest share (per cent)	49.99	49.99
Details of the Company’s principal operating subsidiaries at Dec. 31, 2022, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	60.1	Generation and sale of electricity

Associate or joint venture	Country	Ownership (per cent)	Principal activity
SP Skookumchuck Investment, LLC	US	49	Generation and sale of electricity
EMG International, LLC	US	30	Wastewater treatment and biogas fuel to generate electricity